Note 3 - Fair Value Measurements - Items Measured at Fair Value on a Nonrecurring Basis (Details) - Fair Value, Nonrecurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long-term investments		$ 992
Long-term investments, losses		(30)
Preferred Stock [Member]
Long-term investments	$ 992	992
Long-term investments, losses
Equity Securities [Member]
Long-term investments
Long-term investments, losses		(30)
Fair Value, Inputs, Level 1 [Member]
Long-term investments
Fair Value, Inputs, Level 1 [Member] | Preferred Stock [Member]
Long-term investments
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Long-term investments
Fair Value, Inputs, Level 2 [Member]
Long-term investments
Fair Value, Inputs, Level 2 [Member] | Preferred Stock [Member]
Long-term investments
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Long-term investments
Fair Value, Inputs, Level 3 [Member]
Long-term investments		992
Fair Value, Inputs, Level 3 [Member] | Preferred Stock [Member]
Long-term investments	$ 992	992
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Long-term investments